RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2017 and 2018 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2017	2018

Mambo Fiesta Limited. (1)	Entity controlled by Mr. Xu Qing	$-	$16
Shanghai Qingxuan Co.,Ltd. (1)	Entity controlled by Mr. Guo	-	1
Global Earning Pacific Ltd. (1)	Shareholder of the Company	5	1
Mr. Qing Xu (2)	Shareholder of the Company	968	-
Mrs. Guo Rong (1)	Vice president of the Company	14	-
Mrs. Li Hong (1)	Vice president of the Company	5	-
Wealthy Environment Limited. (1)	Shareholder of the Company	54	-
AirMedia Holding Ltd. (1)	Entity controlled by Mr. Guo	540	-
AirMedia Merger Company Ltd. (1)	Entity controlled by Mr. Guo	665	-

		$2,251	$18

(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

(2)
The amounts due from Mr. Qing Xu represents interest free advances to the related party for personal purpose, which violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, all the balance has been collected in May 2018, there was no gain or loss upon settlement.

(b)	Details of transactions with the Group's related parties for the years ended December 31, 2017 and 2018 were as follows:

	For the year ended December 31,
Transactions	2017	2018

Sales to Unicome AirNet.	$-	$78
Purchase from Beijing Eastern Airlines Media Co.,Ltd.	$-	$157